Finance income and cost	12 Months Ended
Dec. 31, 2019
Finance income and cost
Finance income and cost

21.  Finance income and cost

An analysis of finance income is as follows:

	2019		2018		2017
Interest on cash and equivalents	Ps.	201,191	Ps.	152,437	Ps.	105,151
Interest on asset backed trust notes		6,525		—		—
Interest on recovery of guarantee deposits		83		166		644
	Ps.	207,799	Ps.	152,603	Ps.	105,795

An analysis of finance cost is as follows:

	2019		2018		2017
Leases financial cost	Ps.	2,128,162	Ps.	1,755,978	Ps.	1,428,924
Interest on asset backed trust notes		80,314		—		—
Cost of letter credit notes		49,856		57,277		42,294
Bank fees and others		3,607		6,141		5,279
Interest on debts and borrowings*		1,660		56,916		37,565
Other finance costs		6,230		—		1,219
	Ps.	2,269,829	Ps.	1,876,312	Ps.	1,515,281

* The borrowing costs related to the acquisition or construction of qualifying assets are capitalized as part of the cost of the asset (Note 12). Interest expense not capitalized is related to the short-term working capital facility from Citibanamex.

	2019		2018		2017
Interest on debts and borrowings	Ps.	457,973	Ps.	414,836	Ps.	230,954
Capitalized interest (Note 12)		(456,313)		(357,920)		(193,389)
Net interest on debts and borrowing in the consolidated statements of operations	Ps.	1,660	Ps.	56,916	Ps.	37,565